RISK MANAGEMENT - Litigation (Details) $ in Millions	1 Months Ended
	Jan. 31, 2019 COP ($)	Dec. 31, 2017 COP ($) item	Aug. 06, 2019 COP ($)
Arbitration Tribunal
Risk Management
Amount declared by arbitration tribunal			$ 211,273
Number of payments received by creditor bank | item		2
CRDS
Risk Management
Payments received by creditors bank	$ 1,420,000	$ 1,420,000
CRDS | Minimum
Risk Management
Liquidation value of construction contract	$ 1,630,000	$ 1,630,000